Significant Accounting Estimates and Judgements	12 Months Ended
Dec. 31, 2021
Accounting judgements and estimates [Abstract]
Significant Accounting Estimates and Judgements
3.	SIGNIFICANT ACCOUNTING ESTIMATES AND JUDGEMENTS
The preparation of the Group’s financial statements requires management to make judgements, estimates and assumptions that affect the reported amounts of revenues, expenses, assets and liabilities, and their accompanying disclosures. Uncertainty about these assumptions and estimates could result in outcomes that could require a material adjustment to the carrying amounts of the assets or liabilities affected in the future.
Judgements
In the process of applying the Group’s accounting policies, management has made the following judgements, apart from those involving estimations, which have the most significant effect on the amounts recognized in the consolidated financial statements:
Deferred tax
and
current/non-current
classification of investments
Significant judgements on the tax treatment of unrealized gain on certain investments under strategic investment segment are required in determining current income and deferred tax provisions. The Group’s intention has always been to hold these investments for capital appreciation. However, there is uncertainty on whether it is probable that the unrealized gain can be treated as capital in nature and not assessable for profit tax under the relevant tax laws. As such, deferred tax provisions have been recorded under certain circumstances. These investments have also been classified as current assets accordingly for the respective periods. Periodical reviews are performed by the Group to assess the intention of the Group and classification of the investments.
During the year ended December 31, 2020, the Group carried out periodical review based on the internal policy and re-evaluated
the classification of these investments. With the passage of time, the Group considered there is sufficient evidential circumstance to justify the Group’s intention to hold these investments for long term capital appreciation, and re-classified
these investments as
non-current
assets. As the unrealized gain arising from the receipts of
non-current
assets should be treated as capital in nature under the relevant tax laws, accordingly deferred tax liabilities of HK$242,913,577 on the unrealized gain on investments is reversed and recognized as deferred tax credit during the year ended December 31, 2020. In cases where there are changes in facts and circumstances, a material further recognition or reversal of current and/or deferred tax liabilities may arise, which would be recognized in profit or loss for the period in which such further recognition or reversal takes place.
Estimation uncertainty
The key assumptions concerning the future and other key sources of estimation uncertainty at the end of the reporting period, that have a significant risk of causing a material adjustment to the carrying amounts of assets and liabilities within the next financial year, are described below:
Fair value of unlisted equity investments
As of December 31, 2020 and 2021, the fair value of the unlisted equity investment-Investment B (Note 13) and Investment C (Note 13) were estimated using an equity valuation allocation (“EVA”) valuation technique relying on the hybrid method, considering two scenarios in a probability weighted expected return method (‘‘PWERM’’) framework, and using the option pricing method (‘‘OPM’’) to allocate value in the IPO exit scenario. The valuation requires the management to consider two scenarios in its PWERM analysis which was non-IPO
exit event and IPO exit event and hence they were subject to uncertainty. The input of the equity value of unlisted equity investment-Investment B and Investment C were estimated using forward price/earnings (“P/E”) ratio as the valuation multiple.
As of December 31, 2020, the fair value of unlisted equity investment-Investment D (Note 13) was determined by considering the prices of recent transactions of the same instruments with the same rights of the same issuers.
As of December 31, 2020, the fair value of unlisted equity investment-Investment E (Note 13) was based on the prices of recent transactions of the same instruments with the same rights of the same issuers. During the year ended December 31, 2021, the valuation technique for the fair value of Investment E has been changed due to the lack of recent transaction price. Thus, the instruments were transferred from Level 2 to Level 3 category. The fair value of this investment as at December 31, 2021 was measured using an EVA valuation technique relying on P/E ratio as the valuation multiple.
As of December 31, 2021, the fair value of unlisted equity investment-Investment G (Note 13) was estimated using an asset-based valuation. The asset-based approach measures the value of Investment G by making reference to the value of individual assets and liabilities. Adjustments are made to the balance sheet based on the differences between the fair value and book value of the assets and liabilities. The adjusted net asset value represents the fair value of Investment G.
As of December 31, 2021, the fair value of unlisted equity investment-Investment F (Note 13) and Investment H (Note 13) were determined by the recent transaction price.
As of December 31, 2020, the fair value of unlisted equity investment-Investment I (Note 13) was estimated with reference to the unadjusted market price of the underlying listed equity securities.
Fair value of derivative financial instrument
The fair value of the derivative financial assets was estimated using the Geometric Brownian Motion and simulated using the Monte Carlo Simulation (‘‘MCS’’) and was determined based on significant observable and unobservable inputs including the current stock price, dividend yield, risk-free rate, volatility of the underlying equity securities and the credit rating of the counterparty on the valuation date. MCS is a financial model that is commonly used to simulate variables that are highly unpredictable. The valuations performed using the MCS require management to estimate the volatility of the underlying equity securities and the credit rating of the counterparty and hence the valuations are subject to estimation uncertainty. The Group classifies the fair value of derivative financial instrument as Level 3.